Business combinations - Consideration Paid and Fair Value of Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	May 28, 2018	Feb. 15, 2018
Disclosure of detailed information about business combination [line items]
Lease obligations		$ (108,189)	$ (93,072)
Gain on business combination		128,208
Southeast Saskatchewan and Southwest Manitoba [Member]
Disclosure of detailed information about business combination [line items]
Cash paid to vendor					$ 53,288
Total consideration					53,288
Capital assets					67,549
Deferred tax assets					26,914
Acquired working capital					1,577
Long-term debt					(38,300)
Asset retirement obligations					(4,452)
Net assets acquired					$ 53,288
Spartan Energy Corp [Member]
Disclosure of detailed information about business combination [line items]
Shares issued for acquisition				$ 1,235,221
Total consideration				1,235,221
Capital assets				1,401,686
Deferred tax assets				123,813
Long-term debt				(150,196)
Asset retirement obligations				(92,149)
Lease obligations				(25,455)
Assumed working capital deficit				(22,478)
Net assets acquired				$ 1,235,221
Wyoming [Member]
Disclosure of detailed information about business combination [line items]
Cash paid to vendor	$ 189,014
Total consideration	189,014
Capital assets	284,333
Deferred tax liability	(19,019)
Asset retirement obligations	(4,821)
Assumed working capital deficit	(2,651)
Net assets acquired	257,842
Gain on business combination	(68,828)
Total net assets acquired, net of gain on business combination	$ 189,014
Shell EP Ireland Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash paid to vendor		40,805
Cash acquired		(82,116)
Contingent consideration recognised as of acquisition date		290
Total consideration		41,021
Capital assets		53,368
Deferred tax assets		4,239
Asset retirement obligations		(1,565)
Lease obligations		(2,234)
Assumed working capital deficit		(35,449)
Net assets acquired		18,359
Gain on business combination		(59,380)
Total net assets acquired, net of gain on business combination		$ (41,021)